Note 1 - Nature of Operations	15 Months Ended
Sep. 30, 2012
Nature of Operations [Text Block]
Note 1 – Nature of Operations

Coronus Solar Inc. (“the Company”) was incorporated under the Canada Business Corporations Act on December 3, 2001 under the name “The LectureNet Learning Corporation” and was registered extra-provincially in the Province of British Columbia on January 24, 2002. The name of the Company was changed to InsightfulMind Learning, Inc. effective August 26, 2002 and was further changed to Coronus Solar Inc. on November 3, 2009.

The Company’s current business is to deploy and operate utility-scale solar power systems in the State of California, U.S.A. The Company is located in the City of Vancouver, Province of British Columbia, Canada.

On November 2, 2009, the Company completed an agreement (the “Share Purchase Agreement”) to acquire all of the issued and outstanding shares of Coronus Energy Corp. (“Coronus”), a start-up stage company founded to deploy and operate utility-scale solar power systems in the State of California. Under the Share Purchase Agreement, the Company acquired all of the outstanding shares of Coronus in exchange for 2,000,000 (post stock forward split) common shares of the Company, at a deemed value of $0.025 per share.

Under the Share Purchase Agreement, 2,025,000 common shares of the Company held by Mr. Jeff Thachuk, President of the Company, were transferred to Mr. Mark Burgert, the sole principal of Coronus, for $1, on August 19, 2009 and an aggregate of 905,000 (post stock forward split) stock options of the Company held by various persons were cancelled on August 10, 2009. Mr. Thachuk was appointed as a director and the Chairman, CEO, CFO, Secretary and Treasurer of Coronus, with Mr. Burgert continuing to hold the office of President of Coronus.

The transfer of the 2,025,000 common shares of the Company held by Mr. Thachuk to Mr. Burgert was treated, as a contribution by Mr. Thachuk, as part of the consideration for the acquisition of Coronus. Accordingly, a total of 4,025,000 common shares was determined as the consideration for the acquisition.

The Company engaged Mr. Burgert as a consultant, and in consideration for this engagement, granted to Mr. Burgert an aggregate of 350,000 options exercisable at a price of $0.065 per share. Additionally, the 9,050,000 common shares of the Company that are now collectively held between Messrs. Thachuk and Burgert have been placed into voluntary escrow, to be released to each of them on the basis of one common share each for each $0.50 earned in revenue by the Company on a consolidated basis.